RESTRICTED CASH AND SHORT-TERM INVESTMENTS (Detail Textuals)	12 Months Ended
Dec. 31, 2018 CAD ($)
Restricted Cash And Short Term Investments [Abstract]
Term of investment in GIC	One-year
Interest rate on investment	1.60%
Amount of letter of credit	$ 100,000
Amount held in GIC	$ 100,000
Letter of credit expiry period	One-year expiry from the date of issue and an automatic annual extension with 30 days' notice